TAXATION - Expiration dates of operating loss carried forwards (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2022 CNY (¥)
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	¥ 302,095
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss subject to expiration	¥ 843
Number of years to carryforward	20 years
Net operating loss carried forward indefinitely	¥ 148,853
State
Operating Loss Carryforwards [Line Items]
Net operating loss subject to expiration	¥ 152,399
Number of years to carryforward	20 years
2027 and thereafter
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	¥ 302,095